Shareholder Fees	Oct. 31, 2025 USD ($)
Neuberger Berman Emerging Markets Debt Hard Currency ETF | Neuberger Berman Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0